INVESTMENTS - Equity-method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity-method investments
Equity-method investments	¥ 1,289		¥ 1,392
Income (loss) from equity method investments	(14)	$ (2)	(36)	¥ (60)
Impairment loss	66		27
AAPC LUB
Equity-method investments
Equity-method investments	490		494
Hotel related funds
Equity-method investments
Equity-method investments	¥ 479		¥ 574